Derivative liability - Changes in fair values of the derivative liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative liability
Balance, beginning	$ 4,752,875	$ 3,655,690
Warrants issued		8,935,289
Warrants exercised	(607,133)	(131,053)
Changes in fair value of derivative liability	2,926,392	(7,707,051)
Balance, ending	$ 7,072,134	$ 4,752,875